Sales and other operating revenues (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross		$ 42,877	$ 24,756	$ 83,577	$ 62,363
Revenue And Other Operating Income, Intersegment		6,410	3,494	12,566	10,128
Revenue and other operating income	[1]	36,467	21,262	71,011	52,235
Revenue from contracts with customers		31,818	15,678	58,009	43,022
Other revenue		4,649	5,584	13,002	9,213
Crude Oil [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers		1,291	1,062	2,625	2,497
Oil products [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers		24,651	10,452	43,929	30,706
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers		4,273	2,072	8,454	5,250
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers		1,603	2,092	3,001	4,569
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross		5,739	3,227	13,741	8,752
Revenue And Other Operating Income, Intersegment		1,063	27	2,095	1,838
Revenue and other operating income		4,676	3,200	11,646	6,914
Operating segments [member] | oil production & operations
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross		5,597	3,304	10,752	9,135
Revenue And Other Operating Income, Intersegment		4,928	2,870	9,783	8,371
Revenue and other operating income		669	435	969	765
Operating segments [member] | customers & products
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross		31,160	17,783	58,267	43,597
Revenue And Other Operating Income, Intersegment		112	330	222	(452)
Revenue and other operating income		31,048	17,453	58,045	44,049
Other Business And Corporate, Non-Segment
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross		381	442	817	879
Revenue And Other Operating Income, Intersegment		307	267	466	371
Revenue and other operating income		74	174	351	507
Geography Eliminations [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income		8,538	3,216	15,368	8,740
Reportable Geographical Components [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income		45,005	24,478	86,379	60,975
Reportable Geographical Components [Member] | UNITED STATES
Disclosure of operating segments [abstract]
Revenue and other operating income		15,305	7,532	29,796	17,197
Reportable Geographical Components [Member] | Non-US
Disclosure of operating segments [abstract]
Revenue and other operating income		$ 29,700	$ 16,946	$ 56,583	$ 43,778

[1]	2020 numbers have been restated as a result of changes to the net presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.